95.12% COMMON STOCKS

3.09% COMMUNICATIONS SERVICES

Millicom International Cellular S.A. (A)

19.76% CONSUMER DISCRETIONARY

Big Lots, Inc.

Perdoceo Education Corp.(A)

Urban Outfitters, Inc.(A)

VOXX International Corp.(A)

Winmark Corp.

WW International, Inc.

7.25% CONSUMER STAPLES

Fresh Del Monte Produce, Inc.

Reynolds Consumer Products, Inc.

6.07% ENERGY

KLX Energy Services Holdings, Inc.(A) Liberty Energy, Inc.

17.90% FINANCIALS

Community Trust Bancorp, Inc.

CVB Financial Corp.

EVERTEC, Inc.

Glacier Bancorp, Inc.

Hancock Whitney Corp.

Westamerica Bancorp.

3.59% HEALTHCARE

NextGen Healthcare, Inc.(A)

22.20% INDUSTRIALS

Commercial Vehicle Group, Inc.(A)

HNI Corp.

Pitney Bowes, Inc.

Steelcase, Inc.

Stericycle, Inc.(A)

Thermon Group Holdings, Inc.(A)

12.21% INFORMATION TECHNOLOGY

DXC Technology Co.(A)

NCR Corp.(A)

The Western Union Co.

3.05% MATERIALS

Compass Minerals International, Inc.

95.12% TOTAL COMMON STOCKS

3.11% PREFERRED STOCKS

Qurate Retail, Inc. Series V, 8.00%

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (unaudited)
Shares	Fair Value
22,180	$338,023
30,590	270,110
23,040	282,701
13,640	451,893
27,700	345,696
1,600	531,952
41,590	279,485
2,161,837
14,680	377,423
14,740	416,405
793,828
35,080	341,328
24,200	323,554
664,882
9,770	347,519
30,590	406,235
10,500	386,715
7,060	220,060
6,630	254,459
8,970	343,551
1,958,539
24,200	392,524
41,280	458,208
13,150	370,567
126,420	447,527
31,820	245,332
7,490	347,836
21,070	560,462
2,429,932
16,280	435,002
19,230	484,596
35,510	416,532
1,336,130
9,830	334,220
10,409,915
9,090	341,057
3.11% TOTAL PREFERRED STOCKS	$341,057
		CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
		SCHEDULE OF INVESTMENTS
		June 30, 2023 (unaudited)
		Shares	Fair Value
1.50%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund
	Institutional Class 5.19%(B)	163,846	$163,874
99.73%	TOTAL INVESTMENTS		10,914,846
0.27%	Liabilities in excess of other assets		29,221
100.00%	NET ASSETS		$10,944,067

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2023

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023.

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$10,409,915	$-	$-	$10,409,915
Preferred Stocks	$341,057			$341,057
Money Market Funds	163,874			163,874
Total Investments	$10,914,846	$-	$-	$10,914,846

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,357,594 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,482,962
Gross unrealized depreciation	(925,710)
Net unrealized appreciation	$557,252